CHARLENE GRANT

Vice President, Counsel

Telephone (949) 219-7286

Fax (949) 219-3706

Charlene.Grant@pacificlife.com

June 18, 2015

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Post-Effective Amendment No. 24 to the Registration Statement for M’s Versatile Product VII, M’s Versatile Product VIII, M’s Versatile Product IX, MVP VUL 10 and MVP VUL 10 LTP (File No. 333-152224) funded by Pacific Select Exec Separate Account of Pacific Life Insurance Company (File No. 811-05563); Request for Selective Review

Dear Ms. Skeens:

On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 24 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to variable life insurance policies designated as M’s Versatile Product VII, M’s Versatile Product VIII, M’s Versatile Product IX, MVP VUL 10 and MVP VUL 10 LTP Flexible Premium Variable Life Insurance Policies which are funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”) and the changes only relate to MVP VUL 10 and MVP VUL 10 LTP.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).

The purpose of this submission is to file new optional riders that are based on, and substantially similar to, optional rider disclosure filed for the Pacific Select VUL-Accumulation (File No. 333-202248) pre-effective registration statement filings on February 24, 2015 and May 22, 2015. We also made applicable modifications to the current filing based on Staff comments for Pacific Select VUL-Accumulation received on April 22, 2015. In addition, the staff previously reviewed the Scheduled Increase Rider disclosure in connection with its review of the MVP VUL 10 and MVP VUL 10 LTP prospectus (filed on October 19, 2012). All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the MVP VUL 10 and MVP VUL 10 LTP supplement marked to show where disclosure differs materially from that in the Prior Filings. The supplement disclosure included in MVP VUL 10 and MVP VUL 10 LTP differs materially from the Prior Filings as follows:

•	The Scheduled Increase Rider has been revised.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/ CHARLENE GRANT

Charlene Grant